Note 5 - Real Estate Assets Held for Sale	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Real Estate Disclosure [Text Block]
5.	Real estate assets held for sale

From time to time, the Company’s Investment Management segment purchases real estate assets for placement into a fund. This typically occurs in the early stages of fundraising where temporary liquidity is needed to fund investment opportunities that arise prior to the availability of fund capital. The purchased assets are recorded as real estate assets held for sale prior to the ultimate sale to the identified fund. The assets are typically held for a short period of time not expected to exceed twelve months. The transactions are not intended as an alternative source of operating earnings and the arrangements to sell the assets to a fund are generally structured not to generate any gain or loss. The purchases are accounted for by the acquisition method of accounting for asset purchases that do not constitute the acquisition of a business.

In July 2021, the Company acquired a controlling interest in a portfolio of land and buildings located in the United Kingdom and associated liabilities from an unrelated party (“Asset A”). In December 2021, the Company sold Asset A to a fund, without gain or loss.

In December 2021, the Company acquired a controlling interest in a portfolio of land and buildings located in the United States and associated liabilities from an unrelated party (“Asset B”). The Company expects to sell Asset B to a newly established closed-end fund which is managed by the Company, without gain or loss, during the first quarter of 2022. As is customary for closed-end funds, the Company has a limited partner equity interest of between 1% and 2%.

During the year ended December 31, 2021, the effect on net earnings related to real estate assets held for sale was nil (2020 - $2,396).

The following table summarizes the real estate assets and associated liabilities held for sale.

As at December 31,
2021

Real estate assets held for sale
Real estate assets held for sale - current	$1,286
Real estate assets held for sale - non-current	$42,803
Total real estate assets held for sale	$44,089

Liabilities related to real estate assets held for sale
Liabilities related to real estate assets held for sale - current	$6
Liabilities related to real estate assets held for sale - non-current	$23,089
Total liabilities related to real estate assets held for sale	$23,095

Net real estate assets held for sale	$20,994